Annual Total Returns - Fidelity Disruptive Automation Fund [BarChart] - 05.31 Fidelity Disruptive Funds-Retail Class, Loyalty Class 1, Loyalty Class 2, Class F Combo Pro-06 - Fidelity Disruptive Automation Fund
Jul. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Apr. 16, 2020
Fidelity Disruptive Automation Fund
Bar Chart Table:
Annual Return 2021	20.70%